CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 10,761,573	$ 276,934	$ 14,782,857	$ 830,611	$ 5,120,343	$ 3,413,353
Cost of revenue	5,158,443	204,305	7,400,918	576,920	2,791,948	2,326,344
Gross profit	5,603,130	72,629	7,381,939	253,691	2,328,395	1,087,009
Operating expense	4,252,752	953,202	7,162,752	1,822,607	6,066,611	2,521,984
Income (loss) from operations	1,350,378	(880,573)	219,187	(1,568,916)	(3,738,216)	(1,434,975)
Interest (expense) income	(934,787)	461	(1,858,057)	994	(673,347)	(312,465)
Income (loss) before provision for income taxes	$ 415,591	$ (880,112)	$ (1,638,870)	$ (1,567,922)	$ (4,411,563)	$ (1,747,440)
Provision for income taxes
Net income (loss)	$ 415,591	$ (880,112)	$ (1,638,870)	$ (1,567,922)	$ (4,411,563)	$ (1,747,440)
Net income (loss) per share, basic	$ 0.02	$ (0.04)	$ (0.06)	$ (0.08)
Net income (loss) per share, diluted	$ 0.01	$ (0.04)	$ (0.06)	$ (0.08)
Weighted average shares outstanding, basic	26,911,285	20,515,259	26,879,029	20,390,170
Weighted average shares outstanding, diluted	29,520,556	20,515,259	26,879,029	20,390,170
Net loss per share, basic and diluted					$ (0.20)	$ (0.12)
Weighted average shares outstanding					21,808,515	14,691,010